DUE TO RELATED PARTY (Details Textual) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Due to related parties	$ 2,038,829	$ 1,508,566	$ 718,261
Hua Mei Investments Limited [Member]
Due to related parties	$ 2,038,829	$ 1,508,566	$ 718,261